Related-party transactions	6 Months Ended
Jun. 30, 2022
Related-party Transactions
Related-party transactions

28.	Related-party transactions
28.1.	Transactions with joint ventures, associates, government entities and pension plans

The Company has engaged, and expects to continue to engage, in the ordinary course of business in numerous transactions with joint ventures, associates, pension plans, as well as with the Company’s controlling shareholder, the Brazilian Federal Government, which include transactions with banks and other entities under its control, such as financing and banking, asset management and other transactions.

The balances of significant transactions are set out in the following table:

		06.30.2022		12.31.2021

	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
State-controlled gas distributors (joint ventures)	205	51	255	42
Petrochemical companies (associates)	2	10	26	12
Other associates and joint ventures	96	1	104	13
Subtotal	303	62	385	67
Brazilian government – Parent and its controlled entities
Government bonds	1,767	-	1,446	-
Banks controlled by the Brazilian Government	9,825	1,611	8,417	1,267
Petroleum and alcohol account - receivables from the Brazilian Government	582	-	506	-
Brazilian Federal Government - dividends payable	−	1,327	−	−
Others	52	54	28	54
Subtotal	12,226	2,992	10,397	1,321
Pension plans	57	32	51	61
Total	12,586	3,086	10,833	1,449
Current	2,678	2,039	2,110	315
Non-Current	9,908	1,047	8,723	1,134
Total	12,586	3,086	10,833	1,449

The income/expenses of significant transactions are set out in the following table:

	2022	2021	2022	2021
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun

Joint ventures and associates
BR Distribuidora (now called Vibra Energia)	−	7,608	−	4,298
Natural Gas Transportation Companies	−	(304)	−	(59)
State-controlled gas distributors (joint ventures)	1,196	1,034	622	585
Petrochemical companies (associates)	2,457	1,590	1,332	822
Other associates and joint ventures	89	119	60	77
Subtotal	3,742	10,047	2,014	5,723
Brazilian government – Parent and its controlled entities
Government bonds	93	20	51	13
Banks controlled by the Brazilian Government	(30)	(93)	(51)	(30)
Receivables from the Electricity sector	−	112	−	97
Petroleum and alcohol account - receivables from the Brazilian Government	46	22	27	11
Brazilian Federal Government - dividends	(77)	(4)	(77)	(4)
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	(171)	(67)	(132)	(36)
Others	(5)	(33)	(16)	(43)
Subtotal	(144)	(43)	(198)	8
Total	3,598	10,004	1,816	5,731
Revenues, mainly sales revenues	3,800	10,604	2,019	5,870
Purchases and services	5	(486)	1	(106)
Income (expenses)	(245)	(147)	(156)	(104)
Foreign exchange and inflation indexation charges, net	(31)	(45)	(43)	(5)
Finance income (expenses), net	69	78	(5)	76
Total	3,598	10,004	1,816	5,731

The liability related to pension plans of the Company's employees and managed by the Petros Foundation, including debt instruments, is presented in note 12.

28.2.	Compensation of key management personnel

The criteria for compensation of members of the Board of Directors and the Board Executive Officers is based on the guidelines established by the Secretariat of Management and Governance of the State-owned Companies (SEST) of the Ministry of Economy, and by the MME. The total compensation is set out as follows:

Summary of Total Compensation of Executive Officers and Board Members of Petrobras Parent Company

		Jan-Jun/2022			Jan-Jun/2021
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	1.3	−	1.3	1.3	−	1.3
Social security and other employee-related taxes	0.4	−	0.4	0.3	−	0.3
Post-employment benefits (pension plan)	0.2	−	0.2	0.1	−	0.1
Benefits due to termination of tenure	0.1	-	0.1	0.2	-	0.2
Total compensation recognized in the statement of income	2.0	−	2.0	1.9	−	1.9
Total compensation paid (*)	4.1	−	4.1	3.9	−	3.9
Average number of members in the period (**)	9.00	11.00	20.00	9.00	10.33	19.33
Average number of paid members in the period (***)	9.00	2.83	11.83	9.00	5.00	14.00
(*)	The variable compensation (PPP) paid to management is included in the Executive Officers columns.
(**)	Monthly average number of members.
(***)	Monthly average number of paid members.

In the six-month period ended June 30, 2022, expenses related to compensation of the board members and executive officers of Petrobras amounted to US$ 5.8 (US$ 6.2 for the same period of 2021).

On April 13, 2022, the Company’s Annual Shareholders’ Meeting set the threshold for the overall compensation for executive officers and board members at US$ 8 (R$ 39.5 million) from April 2021 to March 2022.

The compensation of the Advisory Committees to the Board of Directors is separate from the fixed compensation set for the Board Members and, therefore, has not been classified under compensation of Petrobras’ key management personnel.

In accordance with Brazilian regulations applicable to companies controlled by the Brazilian Federal Government, Board members who are also members of the Statutory Audit Committees are only compensated with respect to their Audit Committee duties. The total compensation concerning these members was US$ 340 thousand for the six-month period ended June 30, 2022 (US$ 408 thousand with tax and social security costs). For the same period of 2021, the total compensation concerning these members was US$ 245 thousand (US$ 290 thousand with tax and social security costs).